Share-based compensation - Summary of Restricted Shares Activities (Details) - 2020 Incentive Plan - Restricted shares - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of restricted shares
Unvested at beginning of period	15,510,760	17,656,965	16,858,050
Granted	8,910,710	3,764,500	12,485,750
Vested	(9,100,500)	(4,684,535)	(11,195,165)
Forfeited	(1,765,000)	(1,226,170)	(491,670)
Unvested at end of period	13,555,970	15,510,760	17,656,965
Expected to vest	10,166,978	11,633,070	13,242,724
Weighted-Average Grant-Date Fair Value
Weighted-average grant-date fair value	$ 0.78	$ 0.32	$ 0.36